GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 6—GOODWILL AND OTHER INTANGIBLE ASSETS

        Activity of goodwill is presented below:

(In thousands)	Total
(Successor)
Balance as of December 31, 2012	$2,251,296

Increase in Goodwill from purchase price allocation adjustments related to the Merger	31,951
Increase in Goodwill from purchase price allocation adjustments related to the Rave acquisition	8,696

Balance as of December 31, 2013 and December 31, 2014	$2,291,943

        Detail of other intangible assets is presented below:

		December 31, 2014 (Successor)		December 31, 2013 (Successor)
(In thousands)	Remaining Useful Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Favorable leases	4 to 44 years	$112,251	$(13,781)	$112,496	$(8,053)
Management contracts	3 to 6 years	4,540	(1,676)	4,690	(1,103)
Non-compete agreement	1 year	3,800	(2,951)	3,800	(1,678)
NCM tax receivable agreement	22 years	20,900	(1,968)	20,900	(1,133)

Total, amortizable		$141,491	$(20,376)	$141,886	$(11,967)

Unamortized Intangible Assets:
AMC trademark		$104,400		$104,400

Total, unamortizable		$104,400		$104,400

        Amortization expense associated with the intangible assets noted above is as follows:

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Recorded amortization	$8,804	$9,011	$3,106	$5,016

        Estimated annual amortization for the next five calendar years for intangible assets is projected below:

(In thousands)	2015	2016	2017	2018	2019
Projected annual amortization	$8,365	$7,516	$7,400	$7,131	$6,187